UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:   6/30/04
                                                      ----------
Check  here  if  Amendment  [  ];  Amendment  Number:
                                                      -----
  This  Amendment  (Check  only  one.):   [  ]  is  a  restatement.
                                          [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28-  4718
                              ------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/Mark  R.  Cummins     Harleysville,  PA      July  30,  2004
     --------------------     -----------------      ---------------
     [Signature]              [City,  State]         [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number     Name

     28-
          ------------          ------------------------------
     [Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:             0
                                               --------
Form  13F  Information  Table  Entry  Total:      50
                                               --------
Form  13F  Information  Table  Value  Total:   $395,811
                                               --------


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.       Form  13F  File  Number          Name

     1         28-4718                          NONE
   -----          ----                ----------------------------
     [Repeat  as  necessary]

HARLEYSVILLE  GROUP  INC
JUNE  30,  2004
FORM  13F  INFORMATION  TABLE





                                                             VALUE    SHARES/   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP        (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

ABBOTT LABS                  COM              002824-10-0     5,311   130,290   SH         SOLE         N/A      130,290
ALLSTATE CORP                COM              020002-10-1     6,122   131,520   SH         SOLE         N/A      131,520
AMERICAN INTL GROUP INC      COM              026874-10-7     9,214   129,260   SH         SOLE         N/A      129,260
AMGEN INC                    COM              031162-10-0     8,467   155,160   SH         SOLE         N/A      155,160
AUTOMATIC DATA PROCESSING    COM              053015-10-3     4,422   105,590   SH         SOLE         N/A      105,590
BANK OF AMERICA CORP         COM              060505-10-4     5,730    67,720   SH         SOLE         N/A       67,720
BANK NEW YORK INC            COM              064057-10-2     4,821   163,540   SH         SOLE         N/A      163,540
CANADIAN NATL RY CO          COM              136375-10-2     2,083    47,780   SH         SOLE         N/A       47,780
CARDINAL HEALTH INC          COM              14149Y-10-8     8,607   122,870   SH         SOLE         N/A      122,870
CHEVRONTEXACO CORP           COM              166764-10-0    12,048   128,020   SH         SOLE         N/A      128,020
CHUBB CORPORATION            COM              171232-10-1     8,715   127,830   SH         SOLE         N/A      127,830
CINCINNATI FINL CORP         COM              172062-10-1     6,774   155,642   SH         SOLE         N/A      155,642
CISCO SYSTEMS INC            COM              17275R-10-2    17,508   738,731   SH         SOLE         N/A      738,731
CITIGROUP INC                COM              172967-10-1    14,216   305,730   SH         SOLE         N/A      305,730
COCA COLA CO                 COM              191216-10-0     6,872   136,140   SH         SOLE         N/A      136,140
DELL COMPUTER CORP           COM              247025-10-9     7,761   216,660   SH         SOLE         N/A      216,660
DISNEY (WALT) COMPANY        COM              254687-10-6    15,248   598,210   SH         SOLE         N/A      598,210
EXXON MOBIL CORP             COM              30231G-10-2    13,434   302,500   SH         SOLE         N/A      302,500
FIRST DATA CORP              COM              319963-10-4     1,910    42,900   SH         SOLE         N/A       42,900
GENERAL ELECTRIC COMPANY     COM              369604-10-3    17,367   536,010   SH         SOLE         N/A      536,010
GILLETTE CO                  COM              375766-10-2     8,309   195,975   SH         SOLE         N/A      195,975
HARBOR FUND                  EQUITY MUT FD    411511-30-6     4,553   119,526   SH         SOLE         N/A      119,526
HARLEYSVILLE NATNL CORP      COM              412850-10-9     6,583   257,147   SH         SOLE         N/A      257,147
HARLEYSVILLE SAVINGS ASSN    COM              412856-10-6     2,005    74,249   SH         SOLE         N/A       74,249
HARTFORD FINL SVCS GROUP     COM              416515-10-4     6,134    89,240   SH         SOLE         N/A       89,240
HOME DEPOT INC               COM              437076-10-2     7,805   221,730   SH         SOLE         N/A      221,730
ILLINOIS TOOL WORKS INC.     COM              452308-10-9     2,600    27,110   SH         SOLE         N/A       27,110
INTEL CORPORATION            COM              458140-10-0    11,142   403,700   SH         SOLE         N/A      403,700
IBM CORPORATION              COM              459200-10-1    11,184   126,870   SH         SOLE         N/A      126,870
JP MORGAN CHASE & CO         COM              46625H-10-0     7,498   193,391   SH         SOLE         N/A      193,391
JOHNSON & JOHNSON            COM              478160-10-4    13,038   234,070   SH         SOLE         N/A      234,070
LOWES COS INC                COM              548661-10-7     5,932   112,890   SH         SOLE         N/A      112,890
MARSH & MCLENNAN COS INC     COM              571748-10-2     5,245   115,580   SH         SOLE         N/A      115,580
MEDTRONIC INC                COM              585055-10-6     4,897   100,520   SH         SOLE         N/A      100,520
MERCK & CO INC               COM              589331-10-7     8,264   173,980   SH         SOLE         N/A      173,980
MICROSOFT CORPORATION        COM              594918-10-4    19,020   665,960   SH         SOLE         N/A      665,960
NEW YORK TIMES CO            COM              650111-10-7     3,601    80,540   SH         SOLE         N/A       80,540
PEPSICO INC                  COM              713448-10-8     4,575    84,920   SH         SOLE         N/A       84,920
PFIZER INC                   COM              717081-10-3    12,898   376,241   SH         SOLE         N/A      376,241
PROCTER & GAMBLE CO          COM              742718-10-9     8,794   161,540   SH         SOLE         N/A      161,540
QUALCOMM INC                 COM              747525-10-3     6,340    86,875   SH         SOLE         N/A       86,875
SCHLUMBERGER LTD             COM              806857-10-8     7,001   110,240   SH         SOLE         N/A      110,240
3M COMPANY                   COM              88579Y-10-1     2,067    22,960   SH         SOLE         N/A       22,960
UNION PACIFIC CORP           COM              907818-10-8     3,417    57,480   SH         SOLE         N/A       57,480
UNITED PARCEL SERVICES INC   COM              911312-10-6     5,382    71,600   SH         SOLE         N/A       71,600
UNITED TECHNOLOGIES CORP     COM              913017-10-9     4,319    47,210   SH         SOLE         N/A       47,210
VANGARD INTL GROWTH          INTL GROWTH FD   921910-20-4     9,763   183,165   SH         SOLE         N/A      183,165
WAL MART STORES INC          COM              931142-10-3     3,979    75,410   SH         SOLE         N/A       75,410
WALGREEN COMPANY             COM              931422-10-9    12,840   354,590   SH         SOLE         N/A      354,590
WELLS FARGO & CO NEW         COM              949746-10-1     9,996   174,660   SH         SOLE         N/A      174,660
